UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

QQQX

Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 102.0%

	COMMON STOCKS – 100.9%

	Aerospace & Defense – 0.2%

4,954	Boeing Company	$652,640
5,740	Honeywell International Inc.	669,227
	Total Aerospace & Defense	1,321,867

	Air Freight & Logistics – 0.1%

2,768	FedEx Corporation	483,514

	Airlines – 0.4%

31,069	Delta Air Lines, Inc.	1,222,876
6,742	Ryanair Holdings PLC	505,852
26,363	Southwest Airlines Co.	1,025,257
	Total Airlines	2,753,985

	Auto Components – 0.2%

26,602	American Axle and Manufacturing Holdings Inc.	458,086
21,986	Gentex Corporation	386,074
4,227	Lear Corporation	512,397
	Total Auto Components	1,356,557

	Automobiles – 0.9%

49,165	Ford Motor Company	593,422
14,597	Harley-Davidson, Inc.	767,656
23,900	Tesla Motors Inc., (2)	4,876,317
	Total Automobiles	6,237,395

	Beverages – 1.1%

8,894	Brown-Forman Corporation	421,931
29,661	Monster Beverage Corporation, (2)	4,354,531
28,132	PepsiCo, Inc.	3,059,918
	Total Beverages	7,836,380

	Biotechnology – 10.0%

7,091	AbbVie Inc.	447,229
12,000	Agios Pharmaceutical Inc., (2)	633,840
30,000	Alexion Pharmaceuticals Inc., (2)	3,676,200
14,052	Alkermes PLC, (2)	660,866
117,100	Amgen Inc.	19,533,451
178,024	Celgene Corporation, (2), (3)	18,608,849
239,725	Gilead Sciences, Inc., (3)	18,967,042
64,749	Immunogen, Inc., (2)	173,527
22,236	Ionis Pharmaceuticals, Inc., (2)	814,727
12,904	Myriad Genentics Inc., (2)	265,564
15,000	Regeneron Pharmaceuticals, Inc., (2)	6,030,300
12,177	Seattle Genetics, Inc., (2)	657,680
5,909	Shire plc, ADR	1,145,519
3,617	United Therapeutics Corporation, (2)	427,095
	Total Biotechnology	72,041,889

	Capital Markets – 0.6%

62,652	Charles Schwab Corporation	1,977,924
24,475	Morgan Stanley	784,669
11,627	SEI Investments Company	530,307
5,883	T. Rowe Price Group Inc.	391,220

NUVEEN	1

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

13,816	Waddell & Reed Financial, Inc., Class A	$250,899
	Total Capital Markets	3,935,019

	Commercial Services & Supplies – 0.3%

3,842	Cintas Corporation	432,609
5,162	Copart Inc., (2)	276,477
7,605	KAR Auction Services Inc.	328,232
15,000	Tetra Tech, Inc.	532,050
4,788	Waste Connections Inc.	357,664
9,417	Waste Management, Inc.	600,428
	Total Commercial Services & Supplies	2,527,460

	Communications Equipment – 3.6%

818,295	Cisco Systems, Inc., (3)	25,956,317
21,858	Ericsson	157,596
	Total Communications Equipment	26,113,913

	Distributors – 0.3%

3,449	Genuine Parts Company	346,452
40,570	LKQ Corporation, (2)	1,438,612
7,800	Pool Corporation	737,256
	Total Distributors	2,522,320

	Diversified Consumer Services – 0.2%

43,275	Service Corporation International	1,148,518

	Diversified Financial Services – 0.1%

9,902	Moody’s Corporation	1,072,189

	Electrical Equipment – 0.2%

9,416	Rockwell Automation, Inc.	1,151,953

	Electronic Equipment, Instruments & Components – 0.4%

12,148	Amphenol Corporation, Class A	788,648
3,675	Arrow Electronics, Inc., (2)	235,090
5,960	Avnet Inc.	244,718
30,310	Corning Incorporated	716,831
7,692	Keysight Technologies, Inc., (2)	243,759
13,756	National Instruments Corporation	390,670
	Total Electronic Equipment, Instruments & Components	2,619,716

	Food & Staples Retailing – 2.6%

2,453	Casey’s General Stores, Inc.	294,728
40,000	CVS Health Corporation, (3)	3,559,600
55,616	Kroger Co.	1,650,683
51,100	SUPERVALU INC., (2)	254,989
165,441	Walgreens Boots Alliance Inc., (3)	13,337,853
	Total Food & Staples Retailing	19,097,853

	Food Products – 0.3%

47,921	Archer-Daniels-Midland Company	2,020,829

	Health Care Equipment & Supplies – 1.1%

57,497	Abbott Laboratories	2,431,548
8,796	Baxter International, Inc.	418,690
3,650	Becton, Dickinson and Company, (3)	656,014
8,434	Hill-Rom Holdings Inc.	522,739
12,792	Saint Jude Medical Inc.	1,020,290
3,714	Stryker Corporation	432,347
11,178	Zimmer Holdings, Inc., (3)	1,453,364
	Total Health Care Equipment & Supplies	6,934,992

2	NUVEEN

Shares	Description (1)	Value

	Health Care Providers & Services – 1.7%

13,759	Brookdale Senior Living Inc., (2)	$240,095
11,171	Cardinal Health, Inc.	867,987
105,849	Express Scripts Holding Company, (2), (3)	7,465,530
4,093	McKesson HBOC Inc., (3)	682,508
14,614	UnitedHealth Group Incorporated	2,045,960
7,946	Universal Health Services, Inc., Class B	979,106
	Total Health Care Providers & Services	12,281,186

	Hotels, Restaurants & Leisure – 0.7%

2,500	Buffalo Wild Wings, Inc., (2)	351,850
20,714	Carnival Corporation	1,011,257
3,000	Dominos Pizza Inc.	455,550
5,011	Panera Bread Company, (2)	975,742
29,269	Restaurant Brands International Inc.	1,304,812
10,396	Wynn Resorts Ltd	1,012,778
	Total Hotels, Restaurants & Leisure	5,111,989

	Household Durables – 0.6%

41,536	KB Home	669,560
47,436	Newell Brands Inc.	2,497,980
7,376	Whirlpool Corporation	1,196,092
	Total Household Durables	4,363,632

	Industrial Conglomerates – 0.6%

8,803	3M Co.	1,551,353
16,011	Danaher Corporation	1,255,102
40,028	General Electric Company	1,185,629
	Total Industrial Conglomerates	3,992,084

	Insurance – 0.3%

12,439	American International Group, Inc.	738,130
23,648	FNF Group	872,848
12,000	Torchmark Corporation	766,680
	Total Insurance	2,377,658

	Internet & Catalog Retail – 10.0%

66,800	Amazon.com, Inc., (2)	55,932,308
11,995	HSN, Inc.	477,401
8,563	Priceline Group, Inc. (The), (2)	12,600,369
49,172	TripAdvisor Inc., (2)	3,106,687
	Total Internet & Catalog Retail	72,116,765

	Internet Software & Services – 18.3%

43,744	Alphabet Inc., Class A, (2), (3)	35,172,801
49,942	Alphabet Inc., Class C, (2), (3)	38,819,417
43,473	Baidu Inc., ADR, (2), (3)	7,915,129
219,900	eBay Inc., (2), (3)	7,234,710
325,000	Facebook Inc., Class A, (2), (3)	41,687,750
17,621	IAC/InterActiveCorp	1,100,784
4,807	J2 Global Inc.	320,194
5,270	WebMD Health Corporation, Class A, (2)	261,919
	Total Internet Software & Services	132,512,704

	IT Services – 3.4%

479	Alliance Data Systems Corporation, (2)	102,760
10,704	Computer Sciences Corporation	558,856
10,704	CSRA Inc.	287,938
23,804	Fidelity National Information Services, Inc.	1,833,622
19,208	Genpact Limited, (2)	460,032
16,316	Global Payments Inc.	1,252,416
41,035	Henry Jack and Associates Inc.	3,510,544

NUVEEN	3

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

29,448	Infosys Technologies Limited	$464,689
5,008	Leidos Holdings Inc.	216,746
34,836	MasterCard, Inc.	3,545,260
68,363	Paychex, Inc.	3,956,167
200,000	PayPal Holdings, Inc., (2)	8,194,000
8,580	Total System Services Inc.	404,547
	Total IT Services	24,787,577

	Life Sciences Tools & Services – 0.4%

58,385	Agilent Technologies, Inc.	2,749,350
4,788	Charles River Laboratories International, Inc., (2)	399,032
	Total Life Sciences Tools & Services	3,148,382

	Machinery – 0.2%

9,526	Caterpillar Inc.	845,623
8,005	Fortive Corporation	407,454
	Total Machinery	1,253,077

	Media – 4.1%

19,288	CBS Corporation, Class B	1,055,825
340,000	Comcast Corporation, Class A, (3)	22,555,600
66,088	News Corporation, Class B	939,771
79,632	News Corporation, Class A	1,113,255
20,124	Omnicom Group, Inc.	1,710,540
21,163	Time Warner Inc.	1,684,786
6,836	WPP Group PLC	804,734
	Total Media	29,864,511

	Multiline Retail – 0.1%

63,200	J.C. Penney Company, Inc.	582,704
3,881	Macy’s, Inc.	143,791
2,818	Nordstrom, Inc.	146,198
	Total Multiline Retail	872,693

	Personal Products – 0.0%

44,200	Avon Products, Inc.	250,172

	Pharmaceuticals – 0.3%

3,505	Allergan PLC, (2)	807,237
22,511	Endo International PLC, (2)	453,597
5,960	Jazz Pharmaceuticals, Inc., (2)	724,021
	Total Pharmaceuticals	1,984,855

	Professional Services – 1.2%

28,823	Equifax Inc.	3,878,999
10,307	IHS Inc., (2)	387,028
11,461	Manpowergroup, Inc.	828,172
19,598	Robert Half International Inc.	741,980
31,037	Verisk Analytics Inc, Class A, (2)	2,522,687
	Total Professional Services	8,358,866

	Real Estate Investment Trust – 0.5%

18,413	Apartment Investment & Management Company, Class A	845,341
3,008	Care Capital Properties, Inc.	85,728
54,624	CubeSmart	1,489,050
9,023	Senior Housing Properties Trust	204,912
12,035	Ventas Inc.	850,032
	Total Real Estate Investment Trust	3,475,063

4	NUVEEN

Shares	Description (1)	Value

	Real Estate Management & Development – 0.0%

194	The RMR Group Inc.	$7,360

	Road & Rail – 0.1%

4,374	J.B. Hunt Transports Serives Inc.	354,906
8,819	Werner Enterprises, Inc.	205,218
	Total Road & Rail	560,124

	Semiconductors & Semiconductor Equipment – 10.6%

92,608	Analog Devices, Inc.	5,968,586
17,789	Integrated Device Technology, Inc., (2)	410,926
753,388	Intel Corporation, (3)	28,440,397
14,136	Intersil Corporation, Class A	310,002
55,842	Lam Research Corporation	5,288,796
216,733	Micron Technology, Inc., (2), (3)	3,853,513
8,107	Microsemi Corporation, (2)	340,332
105,553	NVIDIA Corporation	7,232,492
69,387	NXP Semiconductors NV, (2)	7,078,168
27,886	ON Semiconductor Corporation, (2)	343,556
5,933	Power Integrations Inc.	373,957
236,998	QUALCOMM, Inc., (3)	16,234,363
10,146	Silicon Laboratories Inc., (2)	596,585
2,774	Taiwan Semiconductor Manufacturing Company Limited	84,857
7,657	Tessera Technologies Inc.	294,335
	Total Semiconductors & Semiconductor Equipment	76,850,865

	Software – 10.6%

18,065	Ansys Inc., (2)	1,673,000
53,540	Autodesk, Inc., (2)	3,872,548
51,724	Cadence Design Systems, Inc., (2)	1,320,514
11,986	CDK Global Inc.	687,517
1,097,453	Microsoft Corporation, (3)	63,213,293
1,584	Microstrategy Inc., (2)	265,225
11,112	Open Text Corporation	720,724
49,954	Oracle Corporation	1,962,193
12,402	Parametric Technology Corporation, (2)	549,533
15,606	Red Hat, Inc., (2)	1,261,433
25,778	Synopsys Inc., (2), (3)	1,529,924
	Total Software	77,055,904

	Specialty Retail – 2.1%

14,900	Aaron Rents Inc.	378,758
4,472	Advance Auto Parts, Inc.	666,865
18,980	Ascena Retail Group Inc., (2)	106,098
5,810	AutoZone, Inc., (2)	4,464,055
28,481	CarMax, Inc., (2)	1,519,461
17,540	Dick’s Sporting Goods Inc.	994,869
25,551	L Brands Inc.	1,808,244
23,554	Rent-A-Center Inc.	297,723
9,285	Signet Jewelers Limited	692,011
23,991	Tiffany & Co.	1,742,466
36,637	TJX Companies, Inc.	2,739,715
2,384	Williams-Sonoma Inc.	121,775
	Total Specialty Retail	15,532,040

	Technology Hardware, Storage & Peripherals – 11.5%

731,130	Apple, Inc., (3)	82,654,246
19,045	Hewlett Packard Enterprise Company	433,274
19,045	HP Inc.	295,769
	Total Technology Hardware, Storage & Peripherals	83,383,289

NUVEEN	5

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 0.7%

14,784	Coach, Inc.			$540,503
20,000	Nike, Inc., Class B			1,053,000
7,396	PVH Corporation			817,258
17,800	Skechers USA Inc., (2)			407,620
26,889	Under Armour Inc, Class C, (2)			910,462
42,700	Under Armour, Inc., (2)			1,651,636
	Total Textiles, Apparel & Luxury Goods			5,380,479

	Tobacco – 0.2%

12,975	Altria Group, Inc.			820,409
10,023	Philip Morris International, Inc.			974,436
	Total Tobacco			1,794,845

	Wireless Telecommunication Services – 0.1%

19,244	Telephone and Data Systems Inc.			523,052
13,012	United States Cellular Corporation, (2)			472,856
	Total Wireless Telecommunication Services			995,908
	Total Common Stocks (cost $334,637,574)			729,488,377

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 1.1%

	Equity Funds – 1.1%

6,875	iShares® Nasdaq Biotechnology ETF			$1,990,037
18,417	iShares® PHLX Semiconductor ETF			2,080,937
33,944	PowerShares QQQ Trust, Series 1			4,029,832
	Total Exchange-Traded Funds (cost $7,991,775)			8,100,806
	Total Long-Term Investments (cost $342,629,349)			737,589,183

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

	REPURCHASE AGREEMENTS – 0.9%

$6,732	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $6,732,035, collateralized by $5,885,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $6,870,738	0.030%	10/03/16	$6,732,018
	Total Short-Term Investments (cost $6,732,018)			6,732,018
	Total Investments (cost $349,361,367) – 102.9%			744,321,201
	Other Assets Less Liabilities – (2.9)% (5)			(20,743,413)
	Net Assets – 100%			$723,577,788

Investment in Derivatives as of September 30, 2016

Call Options Purchased

Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
200	VIX® Index	$320,000	10/19/16	$16	$22,000
200	VIX® Index	380,000	10/19/16	19	11,500
200	VIX® Index	500,000	11/16/16	25	15,500
600	Total Options Purchased (premiums paid $47,824)	$1,200,000			$49,000

6	NUVEEN

Call Options Written

Number of Contracts	Description (6)	Notional Amount (7)	Expiration Date	Strike Price	Value
(75)	NASDAQ 100® Index	$(36,562,500)	10/21/16	$4,875	$(414,375)
(75)	NASDAQ 100® Index	(37,500,000)	10/21/16	5,000	(49,125)
(375)	NASDAQ 100® Index	(180,000,000)	10/21/16	4,800	(4,003,125)
(375)	NASDAQ 100® Index	(180,937,500)	10/21/16	4,825	(3,313,125)
(68)	S&P 500® Index	(14,960,000)	10/21/16	2,200	(44,741)
(200)	VIX® Index	(400,000)	11/16/16	20	(28,000)
(1,168)	Total Options Written (premiums received $6,523,189)	$(450,360,000)			$(7,852,491)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$729,488,377	$—	$—	$729,488,377
Exchange-Trade Funds	8,100,806	—	—	8,100,806

Short-Term Investments:
Repurchase Agreements	—	6,732,018	—	6,732,018

Investments in Derivatives:
Options Purchased	49,000	—	—	49,000
Options Written	(7,852,491)	—	—	(7,852,491)
Total	$729,785,692	$6,732,018	$—	$736,517,710

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $349,296,949.

NUVEEN	7

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$398,641,200
Depreciation	(3,616,948)
Net unrealized appreciation (depreciation) of investments	$395,024,252

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016